Accounts Payable and Other Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Accounts payable and other accrued expenses
Trade accounts payable	$ 15,172	$ 9,949
Accrued payroll and related expenses	18,478	22,326
Accrued interest	953	13
Accrued rent and property taxes	12,361	10,728
Accrual for expected losses on credit service letters of credit	1,629	1,795
Collected funds payable to unaffiliated lenders under credit service programs	2,325	1,705
Contingent consideration	11,901	0
Deferred revenues	6,988	2,676
Other accrued expenses	9,118	8,208
Total	$ 78,925	$ 57,400